Shareholder Report	12 Months Ended
May 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Rutland Square Trust II
Entity Central Index Key	0001364924
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Strategic Advisers Alternatives Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Alternatives Fund
Class Name	Strategic Advisers® Alternatives Fund
Trading Symbol	FSLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Alternatives Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Alternatives Fund	$ 11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •Within the alternative investment market, diversified macro and multi-strategy strategies performed well for the 12 months ending May 31, 2024. Conversely, the environment has been challenging for certain arbitrage strategies.
  •The Fund's investments are organized into three categories: Return-seeking, Diversifying and Defensive.
  •Eaton Vance Global Macro Absolute Return Advantage Fund and BlackRock Systematic Multi-Strategy Fund - both in the Return-seeking group - each gained about 10% and were the top contributors to performance versus the benchmark. Eaton Vance seeks niche investment opportunities in markets around the world. BlackRock's strategy utilizes a multisector fixed-income sleeve combined with a market-neutral equity component and a global macro sleeve. Both funds benefited from positions that were leveraged to global economic growth trends. Emerging-markets exposure provided a further boost to Eaton Vance. Meanwhile, for BlackRock, a defensive long/short equity strategy, coupled with allocations to interest rates and corporate credit, aided its result.
  •John Hancock Diversified Macro Fund (+11%) also added considerable value the past 12 months. This fund employs a rules-based process across asset classes to provide exposure to diversified sources of return. Favorable positioning in stocks, currencies, energy and interest rates fueled its strong performance.
  •On the downside, T. Rowe Price Dynamic Global Bond Fund (-8%) was the primary relative detractor this period. Hedging strategies designed to protect against downturns in corporate credit and global equity markets weighed on its performance.
  •Within the Defensive category, the sub-advised Equity Market Protective Put mandate from Fidelity® Diversifying Solutions performed as expected, generating negative performance amid rising equity markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 12, 2022 through May 31, 2024. Initial investment of $10,000. Strategic Advisers® Alternatives Fund $10,000 $9,989 $10,546 ICE® BofA® US 3-Month Treasury Bill Index $10,000 $10,311 $10,874 Bloomberg U.S. Aggregate Bond Index $10,000 $9,905 $10,034 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Strategic Advisers® Alternatives Fund 5.58% 2.85% ICE® BofA® US 3-Month Treasury Bill Index 5.45% 4.54% Bloomberg U.S. Aggregate Bond Index 1.31% 0.18% A From July 12, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 12, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,420,680,473
Holdings Count | shares	903
Advisory Fees Paid, Amount	$ 1,920,378
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$2,420,680,473
Number of Holdings	903
Total Advisory Fee	$1,920,378
Portfolio Turnover	106%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 9.4 Swaps 48.5 Options 0.0 Forward Foreign Currency Contracts 24.7 Alternative Funds 44.2 Fixed-Income Funds 5.5 Corporate Bonds 3.5 U.S. Treasury Obligations 0.4 Asset-Backed Securities 0.4 U.S. Government Agency - Mortgage Securities 0.1 U.S. Government Agency Obligations 0.1 CMOs and Other Mortgage Related Securities 0.0 Foreign Government and Government Agency Obligations 0.0 Futures Contracts 5.1 Swaps 26.6 Forward Foreign Currency Contracts 13.5 Options 0.0 ASSET ALLOCATION (% of Fund's Total Exposure) Short-Term Investments and Net Other Assets (Liabilities) - 0.6%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) BlackRock Systematic Multi-Strategy Fund Investor A Shares 10.6 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 10.0 Fidelity SAI Convertible Arbitrage Fund 9.6 The Merger Fund Class A 7.6 First Trust Merger Arbitrage Fund Class I 7.4 Absolute Convertible Arbitrage Fund Investor Shares 6.4 Stone Ridge Diversified Alternatives Fund Class I 6.1 JHancock Diversified Macro Fund Class A 5.9 BlackRock Global Equity Market Neutral Fund A Shares 5.3 Victory Market Neutral Income Fund Class I 5.2 74.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses	Strategic Advisers entered into new sub-advisory agreements on behalf of the fund.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Material Fund Change Adviser [Text Block]	Strategic Advisers entered into new sub-advisory agreements on behalf of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Municipal Bond Fund
Class Name	Strategic Advisers® Municipal Bond Fund
Trading Symbol	FSMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Municipal Bond Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Municipal Bond Fund	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. tax-exempt municipal bonds achieved a modest gain for the 12 months ending May 31, 2024. The full-year advance was largely the result of a strong bond market rally in the final two months of 2023, but was marked by high levels of volatility as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •Against this backdrop, all of our sub-advisers contributed versus the benchmark this period. Leading the way were both mandates from T. Rowe Price - High Yield Bond (+6%) and Long-Term Bond (+4%) - in addition to MFS (+5%), FIAM® (+4%) and Western Asset Management (+4%). All these managers benefited from allocations to lower-quality investment-grade securities, high-yield municipal debt and comparatively light exposure to lower-coupon bonds.
  •The High-Yield mandate from sub-adviser MacKay Shields (+7%) also notably contributed, aided by holdings of lower-quality and longer-maturity debt, along with municipal holdings in Puerto Rico.
  •There were no relative detractors of note the past 12 months.
  •We continue to maintain our allocations to managers with sizable holdings in higher-yielding bonds. As of period end, about two-thirds of the portfolio was allocated to sub-advisers and one-third to institutional mutual funds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 17, 2021 through May 31, 2024. Initial investment of $10,000. Strategic Advisers® Municipal Bond Fund $10,000 $9,208 $9,202 $9,570 Bloomberg Municipal Bond Index $10,000 $9,288 $9,334 $9,583 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Strategic Advisers® Municipal Bond Fund 4.00% -1.48% Bloomberg Municipal Bond Index 2.67% -1.43% A From June 17, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,255,783,317
Holdings Count | shares	7,542
Advisory Fees Paid, Amount	$ 9,555,626
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$12,255,783,317
Number of Holdings	7,542
Total Advisory Fee	$9,555,626
Portfolio Turnover	48%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Municipal Bond Funds 29.5 Transportation 16.8 General Obligations 11.2 Special Tax 9.1 Health Care 8.6 State G.O. 5.9 Others(Individually Less Than 5%) 18.9 100.0 AAA 4.7 AA 21.8 A 24.4 BBB 10.9 BB 1.4 B 0.2 CCC,CC,C 0.0 D 0.0 Not Rated 7.0 Equities 28.0 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 7.7 Illinois 6.7 California 6.2 Texas 4.9 New Jersey 3.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Short Duration Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Short Duration Fund
Class Name	Strategic Advisers® Short Duration Fund
Trading Symbol	FAUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Short Duration Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Short Duration Fund	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. taxable investment-grade bonds achieved a modest gain for the 12 months ending May 31, 2024. The full-year advance was largely the result of a strong bond market rally in the final two months of 2023, but was marked by high levels of volatility as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •We organize the Fund's investments into three categories: money market/low volatility; low duration (averaging less than one year); and short-term (an average duration of one to two years).
  •During the period, the inversion of the yield curve helped the portfolio's low duration managers outperform their short-term counterparts, as the former offered higher yields with less interest rate sensitivity.
  •This environment benefited sub-adviser FIAM® (+6%) because its exposure to high-quality, short-duration corporate credit had minimal rate sensitivity amid a rising-rate backdrop. Moreover, it is the largest investment in the portfolio, so its performance typically has a sizable impact on the Fund's overall return.
  •Similar dynamics boosted the return of PIMCO Short-Term Fund (+7%). Additionally, early in the period, a short hedging strategy focused on the 10-year portion of the yield curve aided PIMCO's performance. This strategy worked well as bond prices fell and 10-year yields rose, spurred by declining concerns about the 2023 regional banking crisis.
  •On the downside, the iShares® 1-3 Year Treasury Bond exchange-traded fund (+3%) was the foremost relative detractor in an environment of rising short-term bond yields.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE May 31, 2014 through May 31, 2024. Initial investment of $10,000. Strategic Advisers® Short Duration Fund $10,000 $10,066 $10,131 $10,303 $10,447 $10,734 $11,003 $11,208 $11,036 $11,313 $11,965 FTSE® 6-Month U.S. Treasury Bill Index $10,000 $10,006 $10,028 $10,079 $10,206 $10,443 $10,646 $10,669 $10,686 $11,040 $11,665 Bloomberg U.S. Aggregate Bond Index $10,000 $10,303 $10,612 $10,780 $10,739 $11,426 $12,502 $12,452 $11,428 $11,183 $11,329 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® Short Duration Fund 5.76% 2.20% 1.81% FTSE® 6-Month U.S. Treasury Bill Index 5.66% 2.24% 1.55% Bloomberg U.S. Aggregate Bond Index 1.31% -0.17% 1.26% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,592,922,635
Holdings Count | shares	1,122
Advisory Fees Paid, Amount	$ 1,537,134
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$4,592,922,635
Number of Holdings	1,122
Total Advisory Fee	$1,537,134
Portfolio Turnover	59%

Holdings [Text Block]	Fixed-Income Funds 60.7 Corporate Bonds 16.0 U.S. Treasury Obligations 9.8 Asset-Backed Securities 8.2 CMOs and Other Mortgage Related Securities 2.3 U.S. Government Agency - Mortgage Securities 0.7 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PIMCO Short-Term Fund Institutional Class 10.7 JPMorgan Ultra-Short Income ETF 9.7 Baird Ultra Short Bond Fund Institutional Class 9.0 US Treasury Notes 8.2 T. Rowe Price Ultra Short-Term Bond Fund 6.7 BlackRock Ultra Short-Term Bond ETF 5.6 iShares 1-3 Year Treasury Bond ETF 5.2 Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR 4.7 Baird Short-Term Bond Fund Institutional Class 3.3 Fidelity SAI Short-Term Bond Fund 2.6 65.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Fidelity U.S. Total Stock Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® U.S. Total Stock Fund
Class Name	Strategic Advisers® Fidelity® U.S. Total Stock Fund
Trading Symbol	FCTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Fidelity® U.S. Total Stock Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® U.S. Total Stock Fund	$ 15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, U.S. stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
  •Against this backdrop, Fidelity® Growth Company Fund (+38%) was the top contributor versus the benchmark. Overweight stakes in chipmaker Nvidia and pharmaceutical giant Eli Lilly helped fuel this fund's strong result, along with a generally supportive market environment for its high-growth approach.
  •Fidelity® Contrafund (+42%) also added considerable value, as this fund's momentum bias served it well during the second half of the period. More specifically, a sizable overweight in Meta Platforms, the parent of Facebook, helped considerably, along with stock picks among information technology, consumer discretionary and health care companies.
  •Fidelity® Magellan Fund (+37%) was another leading relative contributor this period. Here, a meaningful investment in General Electric helped this fund's quality-growth strategy outperform, as did comparatively light exposure to electric-vehicle maker Tesla, whose stock substantially underperformed the past 12 months.
  •On the downside, the Value Discovery mandate from sub-adviser FIAM® (+15%) was the foremost relative detractor this period. Its value-focused approach emphasizing high-quality companies lagged the performance of the large-cap growth stocks largely responsible for fueling the market's rally. Additionally, it was hurt by adverse positioning among technology stocks, picks in health care and an overweight in the consumer staples sector.
  •Fidelity® SAI U.S. Low Volatility Index Fund (+20%) was a more moderate headwind to performance, as its defensive positioning could not keep pace with the momentum of the Dow Jones U.S. Total Stock Market Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 20, 2018 through May 31, 2024. Initial investment of $10,000. Strategic Advisers® Fidelity® U.S. Total Stock Fund $10,000 $9,960 $9,956 $11,136 $16,328 $15,536 $16,072 Dow Jones U.S. Total Stock Market Index℠ $10,000 $10,039 $10,283 $11,445 $16,478 $15,820 $16,123 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Strategic Advisers® Fidelity® U.S. Total Stock Fund 29.93% 15.97% 12.60% Dow Jones U.S. Total Stock Market Index℠ 27.68% 14.89% 12.35% A From March 20, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 20, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 118,698,908,859
Holdings Count | shares	1,775
Advisory Fees Paid, Amount	$ 110,694,223
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$118,698,908,859
Number of Holdings	1,775
Total Advisory Fee	$110,694,223
Portfolio Turnover	30%

Holdings [Text Block]	Domestic Equity Funds 50.3 Common Stocks 47.8 Bonds 1.1 Preferred Stocks 0.1 Other Investments 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Growth Company Fund 10.6 Fidelity SAI U.S. Quality Index Fund 10.0 Fidelity Magellan Fund 6.2 Fidelity SAI U.S. Low Volatility Index Fund 5.9 Fidelity Contrafund 4.8 Fidelity Extended Market Index Fund 2.5 Fidelity Blue Chip Growth Fund 2.4 Microsoft Corp 2.4 Fidelity SAI U.S. Large Cap Index Fund 2.3 Fidelity SAI U.S. Value Index Fund 2.3 49.4
Strategic Advisers Fidelity Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® Emerging Markets Fund
Class Name	Strategic Advisers® Fidelity® Emerging Markets Fund
Trading Symbol	FGOMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Fidelity® Emerging Markets Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Emerging Markets Fund	$ 22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •Emerging-markets equities saw strong performance for the 12 months ending May 31, 2024, driven by global disinflation, improved earnings, expanding economies and a frenzy over generative artificial intelligence. Despite this, global equities also experienced elevated volatility for much of the period due to uncertainty about China's economy, the ongoing war in Ukraine, growing tension in the Middle East and changes in global transit following commercial ship attacks in the Red Sea.
  •Against this backdrop, Fidelity® SAI Emerging Markets Value Index Fund (+22%) was the top contributor versus the benchmark. This fund benefited from strong stock selection in India and South Korea, along with favorable overall positioning in China. Overall, value stocks performed well within emerging markets this period, providing a stylistic tailwind for the fund.
  •Two mandates from sub-adviser FIAM® - Concentrated EM (+19%) and Select EM Equity (+16%) - also added considerable value compared with the benchmark. The former was propelled most by investment choices in India, Brazil and South Korea. Meanwhile, the latter employs a growth-at-a-reasonable-price approach that combines bottom-up stock selection with a quantitative portfolio-construction process. Here, picks among information technology and consumer discretionary stocks in China notably helped, as did favorable exposure to equity markets in Brazil and picks in South Korea.
  •There were no meaningful relative detractors the past 12 months. That said, Fidelity® SAI Emerging Markets Low Volatility Index Fund (+11%) slightly pressured the broader Fund's relative return. In particular, an underweight among semiconductor stocks in Taiwan caused this fund to lag the benchmark.
  •Notable positioning changes this period included adding a small stake in Fidelity® China Region Fund to help diversify the portfolio's exposure to this market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 30, 2018 through May 31, 2024. Initial investment of $10,000. Strategic Advisers® Fidelity® Emerging Markets Fund $10,000 $10,863 $10,691 $16,384 $12,878 $12,070 $13,986 MSCI Emerging Markets Index $10,000 $10,775 $10,305 $15,562 $12,478 $11,422 $12,841 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Strategic Advisers® Fidelity® Emerging Markets Fund 15.88% 5.18% 6.19% MSCI Emerging Markets Index 12.42% 3.57% 4.58% A From October 30, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 15,065,219,526
Holdings Count | shares	257
Advisory Fees Paid, Amount	$ 19,993,590
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$15,065,219,526
Number of Holdings	257
Total Advisory Fee	$19,993,590
Portfolio Turnover	33%

Holdings [Text Block]	International Equity Funds 48.6 Common Stocks 44.7 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.7 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI Emerging Markets Value Index Fund 20.4 Fidelity SAI Emerging Markets Index Fund 11.0 Fidelity Advisor Emerging Markets Fund - Class Z 10.7 Fidelity SAI Emerging Markets Low Volatility Index Fund 5.7 Taiwan Semiconductor Manufacturing Co Ltd 4.8 Tencent Holdings Ltd 2.7 Samsung Electronics Co Ltd 2.3 Alibaba Group Holding Ltd 1.0 PDD Holdings Inc Class A ADR 0.9 Fidelity Advisor China Region Fund - Class Z 0.8 60.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Tax-Sensitive Short Duration Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Tax-Sensitive Short Duration Fund
Class Name	Strategic Advisers® Tax-Sensitive Short Duration Fund
Trading Symbol	FGNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Tax-Sensitive Short Duration Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Tax-Sensitive Short Duration Fund	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. tax-exempt municipal bonds achieved a modest gain for the 12 months ending May 31, 2024. The full-year advance was largely the result of a strong bond market rally in the final two months of 2023, but was marked by high levels of volatility as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •Against this backdrop, three of four sub-advised mandates aided performance versus the benchmark the past 12 months. These include strategies from FIAM®, T. Rowe Price and Allspring Global Investments, with each advancing about 4%. The common theme with all three was that their portfolios had longer average maturities and therefore greater interest rate sensitivity than the broader Fund's benchmark during a period when rates fell. This positioning was a tailwind, particularly when rates dropped sharply in the fourth quarter of 2023 amid a rapid cooling of inflation that prompted the U.S. Federal Reserve to signal it was likely finished hiking rates and could even potentially implement cuts in the coming year.
  •Even T. Rowe Price, which is a shorter-term, enhanced cash strategy, was propelled in Q4 by an allocation to tax-exempt investments at the longer end of the short-term maturity spectrum.
  •The Fund's cash allocation, which averaged about 5% the past 12 months, rose about 5% and was another notable relative contributor.
  •There were no significant relative detractors this period. That said, the Limited Term (1-4 Year) Municipal Income mandate from FIAM® (+3%) modestly underperformed and slightly weighed on performance due to having greater interest-rate sensitivity in periods when rates rose.
  •We continue to maintain our allocations to managers with sizable holdings in higher-yielding bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 28, 2017 through May 31, 2024. Initial investment of $10,000. Strategic Advisers® Tax-Sensitive Short Duration Fund $10,000 $10,039 $10,258 $10,416 $10,521 $10,432 $10,634 $11,023 Strategic Advisers Tax Sensitive Short Duration Composite Index℠ $10,000 $10,059 $10,239 $10,406 $10,444 $10,425 $10,626 $10,997 Bloomberg Municipal Bond 1 Year (1-2 Y) Index $10,000 $10,064 $10,305 $10,560 $10,643 $10,508 $10,591 $10,919 Bloomberg Municipal Bond Index $10,000 $9,972 $10,610 $11,032 $11,555 $10,770 $10,823 $11,112 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Strategic Advisers® Tax-Sensitive Short Duration Fund 3.67% 1.45% 1.53% Strategic Advisers Tax Sensitive Short Duration Composite Index℠ 3.49% 1.44% 1.49% Bloomberg Municipal Bond 1 Year (1-2 Y) Index 3.10% 1.17% 1.38% Bloomberg Municipal Bond Index 2.67% 0.93% 1.65% A From December 28, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,904,665,804
Holdings Count | shares	1,555
Advisory Fees Paid, Amount	$ 2,570,931
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$3,904,665,804
Number of Holdings	1,555
Total Advisory Fee	$2,570,931
Portfolio Turnover	68%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 15.4 Municipal Funds 15.1 Health Care 12.2 Transportation 9.2 Electric Utilities 5.7 Resource Recovery 5.4 Industrial Development 5.2 Others(Individually Less Than 5%) 31.8 100.0 AAA 10.1 AA 20.5 A 30.6 BBB 8.3 BB 0.2 Not Rated 9.4 Equities 12.8 Short-Term Investments and Net Other Assets (Liabilities) 8.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 11.4 Illinois 6.3 New York 5.5 Pennsylvania 4.7 Florida 3.8
Strategic Advisers Fidelity Core Income Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® Core Income Fund
Class Name	Strategic Advisers® Fidelity® Core Income Fund
Trading Symbol	FIWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Fidelity® Core Income Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Core Income Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. taxable investment-grade bonds achieved a modest gain for the 12 months ending May 31, 2024. The full-year advance was largely the result of a strong bond market rally in the final two months of 2023, but was marked by high levels of volatility as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •Against this backdrop, Fidelity® SAI Total Bond Fund (+3.5%) was the top contributor versus the benchmark. An underweight allocation to government-agency mortgage-backed securities (MBS) aided its performance, as did holdings in high-yield corporate credit and bank loans. The fund's positioning in emerging-markets debt was another plus, as was having less interest rate sensitivity than the broader benchmark.
  •The Core Investment Grade mandate from sub-adviser FIAM® (+3%) also added considerable value compared with the benchmark. Here, favorable yield-curve positioning, comparatively light exposure to agency MBS and an allocation to investment-grade corporate credit notably helped.
  •Fidelity® New Markets Income Fund (+17%) was another key relative contributor, fueled by the strong performance of emerging-markets debt.
  •On the downside, the Fund's exposure to intermediate- and long-maturity U.S. Treasury securities were the foremost relative detractors. These included Fidelity® SAI Long-Term Treasury Bond Index Fund (-8.5%) and Fidelity® SAI U.S. Treasury Bond Fund (0%). The portfolio's holdings in U.S. Treasury securities are primarily for liquidity and hedging purposes. This period, however, they posted flat to negative returns amid rising bond yields. Intermediate-term U.S. Treasuries held up better than long-term bonds due to their lower comparative rate sensitivity.
  •As of May 31, the Fund continued to maintain larger allocations to U.S. Treasuries and MBS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 16, 2018 through May 31, 2024. Initial investment of $10,000. Strategic Advisers® Fidelity® Core Income Fund $10,000 $10,660 $11,613 $11,973 $11,085 $10,861 $11,111 Bloomberg U.S. Aggregate Bond Index $10,000 $10,712 $11,721 $11,674 $10,714 $10,484 $10,621 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Strategic Advisers® Fidelity® Core Income Fund 2.30% 0.83% 1.89% Bloomberg U.S. Aggregate Bond Index 1.31% -0.17% 1.08% A From October 16, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 66,499,440,851
Holdings Count | shares	6,145
Advisory Fees Paid, Amount	$ 28,674,452
Investment Company Portfolio Turnover	207.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$66,499,440,851
Number of Holdings	6,145
Total Advisory Fee	$28,674,452
Portfolio Turnover	207%

Holdings [Text Block]	Fixed-Income Funds 48.1 U.S. Government Agency - Mortgage Securities 21.1 Corporate Bonds 14.5 U.S. Treasury Obligations 12.5 CMOs and Other Mortgage Related Securities 5.2 Asset-Backed Securities 3.8 Preferred Securities 0.1 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.0 Municipal Securities 0.0 Bank Loan Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.4)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI Total Bond Fund 23.6 US Treasury Notes 9.6 Fidelity SAI U.S. Treasury Bond Index Fund 9.2 Uniform Mortgage Backed Securities 7.7 Ginnie Mae II Pool 5.9 Fannie Mae Mortgage pass-thru certificates 4.6 Fidelity SAI Long-Term Treasury Bond Index Fund 3.8 Fidelity Intermediate Treasury Bond Index Fund 3.7 US Treasury Bonds 2.9 Freddie Mac Gold Pool 2.2 73.2
Strategic Advisers Large Cap Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Large Cap Fund
Class Name	Strategic Advisers® Large Cap Fund
Trading Symbol	FALCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Large Cap Fund for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Large Cap Fund	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, U.S. stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
  •Against this backdrop, sub-adviser T. Rowe Price (+31%) was the top contributor versus the benchmark. This manager - the Fund's largest investment - runs a sector-neutral core strategy and benefited from broadly positive stock selection, led by picks in the information technology, health care and financials sectors.
  •Sub-adviser JPMorgan Investment Management (+32%) also added considerable relative value this period. Similar to T. Rowe Price, JPMorgan employs a core-type approach and did a nice job with investment choices among consumer discretionary, technology and financials companies. Both T. Rowe Price and JPMorgan received a sizable boost from outsized exposure to chipmaker Nvidia, which had a meteoric rise this period.
  •Fidelity® Growth Company Fund (+38%) provided a further lift to the broader Fund's relative result, aided by overweight stakes in Nvidia and pharmaceutical giant Eli Lilly, along with a generally supportive market environment for its high-growth approach.
  •In contrast, Fidelity® SAI U.S. Low Volatility Index Fund (+20%) was the foremost relative detractor. This fund's defensive positioning could not keep pace with the S&P 500® Index the past 12 months.
  •During the period we reduced our investment in JPMorgan's Value mandate and reallocated those assets into JPMorgan's Large Cap Core strategy.
  •As of May 31, most of the Fund's assets were allocated to managers pursuing core strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE May 31, 2014 through May 31, 2024. Initial investment of $10,000. Strategic Advisers® Large Cap Fund $10,000 $11,137 $11,014 $13,021 $14,921 $15,280 $17,140 $24,775 $24,174 $25,038 $32,609 S&P 500® Index $10,000 $11,181 $11,372 $13,359 $15,281 $15,859 $17,895 $25,109 $25,034 $25,766 $33,028 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® Large Cap Fund 30.24% 16.37% 12.55% S&P 500® Index 28.19% 15.80% 12.69% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 63,322,205,968
Holdings Count | shares	1,376
Advisory Fees Paid, Amount	$ 96,677,347
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$63,322,205,968
Number of Holdings	1,376
Total Advisory Fee	$96,677,347
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.2 Financials 12.8 Health Care 10.6 Consumer Discretionary 8.7 Communication Services 7.8 Industrials 7.3 Consumer Staples 4.3 Energy 3.9 Utilities 2.0 Materials 1.7 Real Estate 1.4 Common Stocks 83.7 Domestic Equity Funds 15.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 98.7 China 0.4 Canada 0.4 Taiwan 0.3 Denmark 0.1 United Kingdom 0.1 Bermuda 0.0 Switzerland 0.0 Netherlands 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 5.7 Fidelity Growth Company Fund 5.5 NVIDIA Corp 4.9 Apple Inc 4.6 Amazon.com Inc 3.3 Fidelity SAI U.S. Large Cap Index Fund 3.0 Fidelity SAI U.S. Low Volatility Index Fund 2.9 Meta Platforms Inc Class A 2.0 Alphabet Inc Class C 1.7 Alphabet Inc Class A 1.6 35.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Strategic Advisers entered into new sub-advisory agreements on behalf of the fund. Strategic Advisers terminated certain sub-advisory agreements on behalf of the fund.

Material Fund Change Adviser [Text Block]	Strategic Advisers entered into new sub-advisory agreements on behalf of the fund. Strategic Advisers terminated certain sub-advisory agreements on behalf of the fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec